CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Convertible Note Abstract
SCHEDULE OF BONDS PAYABLE	Convertible Note consist of the following:
	December 31,	December 31,
	2023	2022
	US$	US$
Convertible Promissory Note	9,000,000	—
Total convertible note	$9,000,000	—